Other Liabilities, Provisions and Commitments - Summary of Other Current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Short-term employee benefits	$ 7,493	$ 6,567
Accrued expenses	7,117	6,288
Other	1,470	734
Other current liabilities	$ 16,080	$ 13,589